Submission	Aug. 11, 2025
Submission [Line Items]
Central Index Key	0001621672
Registrant Name	Super League Enterprise, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A